Commitments and Contingencies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($) Shareholders	Jan. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Facilities rent expenses | $	$ 1,090		$ 978		$ 1,056
Payment of earn-out consideration | $			457		$ 351
Litigation [Member]
Number of individuals | Shareholders					11
Initiated claims amount							€ 2,248
Payment of earn-out consideration				€ 1,374
Interest on claim		€ 171
Legal expenses		574
Prepaid legal expenses		€ 113
Litigation [Member] | Escrow agreement [Member]
Initiated claims amount						€ 781
Escrow account							€ 740
Office of Chief Scientist ("OCS") [Member]
Research and development | $	$ 2,752
Royalty rate	3.50%	3.50%
Percent of grants received plus interest	100.00%	100.00%
Net of royalties paid or accrued | $	$ 2,150
Cost of revenues with respect to royalties | $	$ 156		$ 128		$ 129